Loans and advances to customers	12 Months Ended
Dec. 31, 2018
Loans and advances to customers [Abstract]
Loans and advances to customers
7 Loans and advances to customers

Loans and advances to customers by type
	Netherlands		International		Total
	2018	2017	2018	2017	2018	2017
Loans to, or guaranteed by, public authorities	24,547	26,975	17,257	19,397	41,803	46,372
Loans secured by mortgages	117,848	119,457	219,530	204,502	337,379	323,959
Loans guaranteed by credit institutions	195	257	2,901	1,722	3,095	1,979
Personal lending	3,304	3,162	21,563	20,074	24,867	23,236
Asset backed securities				2,209		2,209
Corporate loans	37,213	38,208	149,787	140,461	187,000	178,669
	183,106	188,059	411,037	388,365	594,144	576,424

Loan loss provisions	–1,480	–1,693	–3,011	–2,822	–4,491	–4,515
	181,626	186,366	408,027	385,543	589,653	571,909

As at 31 December 2018, Loans and advances to customers includes receivables with regard to securities which have been acquired in reverse repurchase transactions amounting to EUR 266 million (2017: EUR 421 million).

Reference is made to Note 44 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions.

Loans and advances to customers by subordination
	2018	2017
Non-subordinated	589,533	571,429
Subordinated	120	480
	589,653	571,909

No individual loan or advance has terms and conditions that significantly affect the amount, timing or certainty of the consolidated cash flows of the Group. For details on significant concentrations, refer to Note 53 ‘Risk management – Credit risk’ paragraph ‘Credit Risk Appetite and Concentration Risk Framework’.

Changes in Loan loss provisions¹
	2018					2017
	12-monthECL(Stage 1)	LifetimeECL notcreditimpaired(stage 2)	LifetimeECL creditimpaired(stage 3)	Purchasedcreditimpaired	Total²	Total
Opening balance as at 1 January IAS 39					4,521	5,308
Effect of changes in accounting policy					795
Opening balance as at 1 January IFRS 9	438	955	3,916	7	5,316
Transfer into 12-month ECL	19	–206	–23		–209
Transfer into lifetime ECL not credit impaired	–62	501	–56		383
Transfer into lifetime ECL credit impaired	–7	–86	707		615
Net remeasurement of loan loss provision	17	–55	312		274
New financial assets originated or purchased	213				212
Financial assets that have been derecognised	–101	–145	–341		–588
Changes in models
Increase in loan loss provisions	80	9	599		688	676
Write-offs			–1,043		–1,044	–1,279
Recoveries of amounts previously written off			53		53	59
Foreign exchange and other movements	–18	–38	–386	–4	–446	–136
Closing balance	501	925	3,139	2	4,568	4,628

1 At the end of December 2018, the stock of provisions included provisions for loans and advances to central banks (EUR 3 million), loans and advances to banks (EUR 9 million), financial assets at FVOCI (EUR 11 million), securities at amortised cost (EUR 11 million), provisions for loans and advances to customers (EUR 4,491 million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (EUR 42 million).
2 The 2018 changes in loan loss provision presents IFRS 9 expected credit losses (excluding IAS 37 provisions for non-credit replacement positions (1 January 2018: EUR 107 million), The IAS 39 comparative 2017 amount includes IAS 37 provision for all off balance positions.

The Addition to loan loss provisions in the Consolidated statement of profit or loss (EUR 656 million) relates to the increase in the loan loss provisions (EUR 688 million) and the release related to the IAS 37 non-credit replacement off-balance positions (EUR 32 million included in Note 16 ‘Provisions’).

For details on credit qualities, refer to Note 53 ‘Risk management – Credit risk’ paragraph ‘Credit quality – Loan loss provisioning’.

The following table provides information on financial assets that were modified while they had a loss allowance measured at an amount equal to lifetime ECL.

Financial assets modified during the period and since initial recognition
2018
Financial assets modified during the period
Amortised cost before modification	2,503
Net modification loss	–50

Financial assets modified since initial recognition
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to12-month measurement during the period	908

Loans and advances to customers and Loans and advances to banks include finance lease receivables and are detailed as follows:

Finance lease receivables
	2018	2017
Maturities of gross investment in finance lease receivables
- within 1 year	2,374	2,729
- more than 1 year but less than 5 years	5,959	6,215
- more than 5 years	1,646	2,897
	9,979	11,841

Unearned future finance income on finance leases	–673	–1,082
Net investment in finance leases	9,306	10,759

Maturities of net investment in finance lease receivables
- within 1 year	2,193	2,474
- more than 1 year but less than 5 years	5,581	5,652
- more than 5 years	1,532	2,633
	9,306	10,759

Included in Loans and advances to banks	51	65
Included in Loans and advances to customers	9,256	10,694
	9,306	10,759

Expected credit losses for uncollectable finance lease receivables of EUR 150 million as at 31 December 2018 (2017: EUR 337 million) is included in the loan loss provision. The loan loss provision for finance lease receivables is classified into the following loan loss provision stages; stage 1: EUR 5 million, stage 2: EUR 11 million and stage 3: EUR 134 million.

No individual finance lease receivable has terms and conditions that significantly affect the amount, timing or certainty of the consolidated cash flows of the Group.